UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steeple Capital LP
Address: 711 Fifth Avenue, Suite 401
         New York, NY  10022

13F File Number:  28-11492

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce Mackle
Title:     Chief Operating Officer
Phone:     (212) 622-7844

Signature, Place, and Date of Signing:

      /s/  Bruce Mackle     New York, NY     May 14, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     9

Form13F Information Table Value Total:     $20,488 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CELGENE CORP                   COM              151020104     1655    27000 SH       SOLE                    27000        0        0
GENENTECH INC                  COM NEW          368710406     3531    43500 SH       SOLE                    43500        0        0
GILEAD SCIENCES INC            COM              375558103     1391    27000 SH       SOLE                    27000        0        0
IDEXX LABS INC                 COM              45168D104      887    18000 SH       SOLE                    18000        0        0
INVITROGEN CORP                COM              46185R100     2308    27000 SH       SOLE                    27000        0        0
METTLER TOLEDO INTERNATIONAL   COM              592688105     4419    45500 SH       SOLE                    45500        0        0
THERMO FISHER SCIENTIFIC INC   COM              883556102     1421    25000 SH       SOLE                    25000        0        0
THORATEC CORP                  COM NEW          885175307     1786   125000 SH       SOLE                   125000        0        0
WRIGHT MED GROUP INC           COM              98235T107     3090   128000 SH       SOLE                   128000        0        0